September 30, 2025

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	AltShares Trust (the “Trust”)
(File Nos. 333-233772; 811-23475)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and Statement of Additional Information for AltShares Trust, each dated September 26, 2025, do not differ from those contained in Post Effective Amendment No. 11 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on September 26, 2025 (Accession #0001104659-25-093808).

Should you have any questions or comments regarding this filing, please contact the undersigned at (617) 662-1504.

Very truly yours,

/s/ Brian Link
Brian Link
Managing Director and Managing Counsel
State Street Bank and Trust Company